COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

In 2025, the Group entered into two non-cancelable internet data center service agreements pursuant to which the Group has total contractual minimum purchase commitments amounting to RMB1,280,000 (US$183,038). As of December 31, 2025, the remaining purchase commitment is RMB587,169 (US$83,964).

Contingencies

The Group is currently not involved in legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.